Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of segment reporting information
	Year ended March 31,
	2018	2019	2020
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	9,638	7,717	6,929
Electric OEM	9,528	6,560	5,629
Total revenue from contracts with customers	19,166	14,277	12,558

Operating income (loss):
Metal stamping and Mechanical OEM	955	(405)	458
Electric OEM	1,123	(250)	355
Corporate	(140)	(100)	(66)
Total operating income (loss)	1,938	(755)	747

Depreciation expense:
Metal stamping and Mechanical OEM	160	133	83
Electric OEM	159	128	62
Total depreciation	319	261	145

Capital expenditure:
Metal stamping and Mechanical OEM	136	398	53
Electric OEM	135	297	38
Total capital expenditure	271	695	91

	As of March 31,
	2019	2020
	$	$
Total assets:
Metal stamping and Mechanical OEM	8,084	9,753
Electric OEM	7,000	8,248
Corporate	166	168
Total assets	15,250	18,169

	As of March 31,
	2019	2020
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	513	520
Electric OEM	373	358
Total property, plant and equipment, net	886	878

Schedule of geographical segment
	Year ended March 31,
	2018	2019	2020
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	4,086	2,794	2,186
Europe	14,446	10,901	9,790
Other Asian countries	46	128	-
North America	588	454	582
Total revenue from contracts with customers	19,166	14,277	12,558

	As of March 31,
	2019	2020
	$	$
Property, plant and equipment, net:
Hong Kong and China	147	127
Myanmar	739	751
Total property, plant and equipment, net	886	878